Subsequent Events (Details) - Subsequent Event [Member]	Apr. 05, 2024 shares
Subsequent Events [Line Items]
Forward stock split	10-for-1
Minimum [Member]
Subsequent Events [Line Items]
Common stock share outstanding	29,156,393
Maximum [Member]
Subsequent Events [Line Items]
Common stock share outstanding	291,563,930
Common Stock [Member]
Subsequent Events [Line Items]
Forward sock spilt	10